UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21726

360 Funds
(Exact name of registrant as specified in charter)

4520 Main Street Suite 1425 Kansas City , MO	64111
(Address of principal executive offices)	(Zip code)

Matthew A. Swendiman, Esq.
Graydon Head & Ritchey, LLP
15 West Center Street
Lawrenceburg, IN 47025
(Name and address of agent for service)

Registrant's telephone number, including area code:  816.787.0718

Date of fiscal year end:   02/28/2016

Date of reporting period: 11/30/2015

Item 1.	Schedule of Investments (Unaudited)

The Trust’s schedules of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

SNOW FAMILY OF FUNDS
Snow Capital Focused Value Fund
SCHEDULE OF INVESTMENTS
November 30, 2015 (Unaudited)

COMMON STOCK - 97.31%	Shares	Fair Value

Aerospace & Defense - 3.59%
Triumph Group, Inc.	290	$11,615

Auto Manufacturers - 3.64%
General Motors Co.	325	11,765

Banks - 11.52%
Bank of America Corp.	1,010	17,604
JPMorgan Chase & Co.	295	19,671
		37,275
Chemicals - 2.98%
Mosaic Co.	305	9,650

Computers - 11.51%
Hewlett-Packard Co.	980	14,563
NCR Corp. (a)	355	9,624
NetApp, Inc.	425	13,031
		37,218
Forest Products & Paper - 3.56%
International Paper Co.	275	11,503

Healthcare - Services - 3.31%
Community Health Systems, Inc. (a)	370	10,708

Insurance - 16.78%
American International Group, Inc.	300	19,074
MetLife, Inc.	390	19,925
Voya Financial, Inc.	375	15,263
		54,262
Media - 4.08%
Viacom, Inc. - Class B	265	13,194

Mining - 2.81%
Rio Tinto PLC - ADR	275	9,097

Miscellaneous Manufacturing - 4.32%
Crane Co.	240	13,958

Oil & Gas - 14.36%
Chevron Corp.	145	13,241
Devon Energy Corp.	290	13,343
PBF Energy, Inc. - Class A	300	12,147
Southwestern Energy Co.	855	7,704
		46,435
Pharmaceuticals - 7.62%
Merck & Company Inc.	180	9,542
Teva Pharmaceutical Industries Ltd. - ADR	240	15,103
		24,645

SNOW FAMILY OF FUNDS
Snow Capital Focused Value Fund
SCHEDULE OF INVESTMENTS
November 30, 2015 (Unaudited)

COMMON STOCK - 97.31% (continued)	Shares	Fair Value

Retail - 3.38%
Macy's, Inc.	280	$10,942

Seminconductors - 3.85%
Qualcomm Inc.	255	12,441

TOTAL COMMON STOCK (Cost $322,294)		314,708

SHORT TERM INVESTMENTS - 3.32%
Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.12%(b) (Cost $10,726)	10,726	$10,726

TOTAL INVESTMENTS (Cost $330,020) - 100.63%		$325,434
LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.63%)		(2,030)
NET ASSETS - 100%		$323,404

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Rate shown represents the rate at November 30, 2015, is subject to change and resets daily.
ADR - American Depositary Receipt.

The accompanying notes are an integral part of these schedules of investments.

SNOW FAMILY OF FUNDS
Snow Capital Hedged Equity Fund
SCHEDULE OF INVESTMENTS
November 30, 2015 (Unaudited)

COMMON STOCK - 88.61%	Shares	Fair Value

Aerospace & Defense - 3.68%
Triumph Group, Inc.	540	$21,627

Auto Manufacturers - 4.13%
General Motors Co.	670	24,254

Banks - 8.85%
Bank of America Corp.	1,380	24,053
JPMorgan Chase & Co.	420	28,006
		52,059
Chemicals - 1.56%
Mosaic Co.	290	9,176

Computers - 14.76%
Hewlett-Packard Co.	2,295	34,104
NCR Corp. (a)	870	23,586
NetApp, Inc.	950	29,127
		86,817
Forest Products & Paper - 2.13%
International Paper Co.	300	12,549

Healthcare - Services - 1.82%
Community Health Systems, Inc. (a)	370	10,708

Insurance - 12.71%
American International Group, Inc.	410	26,068
MetLife, Inc.	570	29,121
Voya Financial, Inc.	480	19,536
		74,725
Media - 5.00%
Viacom, Inc. - Class B	590	29,376

Mining - 1.41%
Rio Tinto PLC - ADR	250	8,270

Miscellaneous Manufacturing - 5.14%
Eaton Corp PLC	520	30,243

Oil & Gas - 8.47%
Chevron Corp.	170	15,524
Devon Energy Corp.	350	16,104
PBF Energy, Inc. - Class A	280	11,337
Southwestern Energy Co.	760	6,848
		49,813
Pharmaceuticals - 9.52%
Merck & Company, Inc.	450	23,854
Teva Pharmaceutical Industries Ltd. - ADR	510	32,094
		55,948
Retail - 4.45%
Macy's, Inc.	670	26,184

Semiconductors - 4.98%
Qualcomm, Inc.	600	29,274

TOTAL COMMON STOCK (Cost $538,523)		521,023

SNOW FAMILY OF FUNDS
Snow Capital Hedged Equity Fund
SCHEDULE OF INVESTMENTS
November 30, 2015 (Unaudited)

	Shares	Fair Value
EXCHANGE-TRADED FUNDS - 7.92%
Equity Funds - 7.92%
Consumer Staples Select Sector SPDR Fund	570	$28,169
Utilities Select Sector SPDR Fund	430	18,413
TOTAL EXCHANGE-TRADED FUNDS (Cost $44,664)		46,582

SHORT TERM INVESTMENTS - 4.61%
Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.12%(b) (Cost $27,140)	27,140	27,140

TOTAL INVESTMENTS (Cost $610,327) - 101.14%		$594,745
SECURITIES SOLD SHORT (Proceeds, $156,970) - (26.79)%		(157,532)
OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 25.65%		150,801
NET ASSETS - 100%		$588,014

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Rate shown represents the rate at November 30, 2015, is subject to change and resets daily.
ADR - American Depositary Receipt.

The accompanying notes are an integral part of these schedules of investments.

SNOW FAMILY OF FUNDS
Snow Capital Hedged Equity Fund
SCHEDULE OF INVESTMENTS
November 30, 2015 (Unaudited)

SECURITIES SOLD SHORT - (26.79)%

COMMON STOCK - (26.79)%	Shares	Fair Value

Aerospace/Defense - (0.84)%
Raytheon Co.	(40)	$(4,961)

Auto Parts & Equipment - (0.75)%
Delphi Automotive PLC	(50)	(4,394)

Banks - (1.50)%
Morgan Stanley	(130)	(4,459)
State Street Corp.	(60)	(4,355)
		(8,814)
Beverages - (0.87)%
Brown-Forman Corp.	(50)	(5,127)

Biotechnology- (1.59)%
Alnylam Pharmaceuticals, Inc.	(40)	(4,162)
Vertex Pharmaceuticals, Inc.	(40)	(5,174)
		(9,336)
Building Materials - (0.76)%
Masco Corp.	(150)	(4,486)

Chemicals - (1.70)%
The Valspar Corp.	(60)	(5,069)
WR Grace & Co. (a)	(50)	(4,916)
		(9,985)
Commerical Services - (0.79)%
Gartner, Inc.	(50)	(4,671)

Electric- (1.63)%
DTE Energy Co.	(60)	(4,830)
PG&E Corp.	(90)	(4,744)
		(9,574)
Food - (1.58)%
JM Smucker Co.	(40)	(4,848)
Kraft Heinz Co.	(60)	(4,421)
		(9,269)
Household Products & Ware - (0.73)%
Church & Dwight Co., Inc.	(50)	(4,289)

Machinery - Diversified - (0.66)%
Roper Technologies, Inc.	(20)	(3,870)

Miscellaneous Manufacturing - (0.81)%
AO Smith Corp.	(60)	(4,786)

Oil & Gas Services- (3.06)%
Concho Resources, Inc. (a)	(40)	(4,377)
Diamondback Energy, Inc.	(60)	(4,681)
Phillips 66	(50)	(4,578)
Pioneer Natural Resources Co.	(30)	(4,343)
		(17,979)
Pharmaceuticals - (1.52)%
Bristol-Myers Squibb Co.	(70)	(4,691)
DexCom, Inc.	(50)	(4,251)
		(8,942)
Real Estate Investment Trusts - (0.80)%
Prologis, Inc.	(110)	(4,702)

SNOW FAMILY OF FUNDS
Snow Capital Hedged Equity Fund
SCHEDULE OF INVESTMENTS
November 30, 2015 (Unaudited)

SECURITIES SOLD SHORT - (26.79)% (continued)

COMMON STOCK - (26.79)% (continued)	Shares	Fair Value

Retail- (2.29)%
Domino's Pizza, Inc.	(40)	$(4,303)
Lowe's Cos., Inc.	(60)	(4,596)
McDonald's Corp.	(40)	(4,566)
		(13,465)
Software - (3.33)%
Adobe Systems, Inc.	(50)	(4,573)
MSCI, Inc.	(70)	(4,911)
Red Hat, Inc.	(60)	(4,888)
ServiceNow, Inc.	(60)	(5,221)
		(19,593)
Telecommunications - (1.58)%
AT&T, Inc.	(140)	(4,714)
Level 3 Communications, Inc.	(90)	(4,575)
		(9,289)

TOTAL COMMON STOCK SOLD SHORT (Proceeds $156,970)		$(157,532)

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Rate shown represents the rate at November 30, 2015, is subject to change and resets daily.
ADR - American Depositary Receipt.

The accompanying notes are an integral part of these schedules of investments.

SNOW FAMILY OF FUNDS
Snow Capital Market Plus Fund
SCHEDULE OF INVESTMENTS
November 30, 2015 (Unaudited)

COMMON STOCK - 95.23%	Shares	Fair Value

Aerospace & Defense - 2.69%
Triumph Group, Inc.	170	$6,809
United Technologies Corp.	20	1,921
		8,730
Agriculture - 0.39%
Archer-Daniels-Midland Co.	35	1,277

Auto Manufacturers - 2.84%
Ford Motor Co.	150	2,150
General Motors Co.	195	7,059
		9,209
Banks - 16.77%
Bank of America Corp.	900	15,687
Citigroup, Inc.	100	5,409
Goldman Sachs Group, Inc.	15	2,850
JPMorgan Chase & Co.	270	18,004
Morgan Stanley	60	2,058
US Bancorp	50	2,195
Wells Fargo & Co.	150	8,265
		54,468
Chemicals - 1.66%
Mosaic Co.	170	5,379

Computers - 6.56%
Hewlett-Packard Co.	555	8,247
NCR Corp. (a)	205	5,558
NetApp, Inc.	245	7,512
		21,317
Cosmetics & Personal Care - 1.50%
Procter & Gamble Co.	65	4,865

Electric - 2.82%
Dominion Resources, Inc.	25	1,684
Duke Energy Corp.	35	2,372
Exelon Corp.	65	1,775
NextEra Energy, Inc.	20	1,997
Southern Co.	30	1,336
		9,164
Food - 0.88%
Mondelez International, Inc.	25	1,092
Tyson Foods, Inc.	35	1,750
		2,842
Forest Products & Paper - 2.13%
International Paper Co.	165	6,901

Healthcare Products - 0.81%
Medtronic PLC - ADR	35	2,637

Healthcare-Services - 2.32%
Community Health Systems, Inc. (a)	210	6,077
UnitedHealth Group, Inc.	13	1,465
		7,542
Insurance - 11.31%
American International Group, Inc.	175	11,127
Berkshire Hathaway, Inc. - Class B (a)	40	5,364
MetLife, Inc.	225	11,495
Voya Financial, Inc.	215	8,751
		36,737
Media - 2.45%
Viacom, Inc. - Class B	160	7,965

SNOW FAMILY OF FUNDS
Snow Capital Market Plus Fund
SCHEDULE OF INVESTMENTS
November 30, 2015 (Unaudited)

COMMON STOCK - 95.23% (continued)	Shares	Fair Value

Mining - 1.63%
Rio Tinto PLC - ADR	160	$5,292

Miscellaneous Manufacturing - 4.63%
Eaton Corp PLC	135	7,852
General Electric Co.	240	7,186
		15,038
Oil & Gas- 12.30%
Chevron Corp.	140	12,785
Devon Energy Corp.	165	7,592
Exxon Mobil Corp.	100	8,166
PBF Energy, Inc. - Class A	175	7,086
Southwestern Energy Co	480	4,325
		39,954
Oil & Gas Services- 0.36%
Schlumberger Ltd. - ADR	15	1,157

Pharmaceuticals - 9.26%
Johnson & Johnson	60	6,074
Merck & Co, Inc.	175	9,277
Pfizer, Inc.	190	6,226
Teva Pharmaceutical Industries Ltd. - ADR	135	8,496
		30,073
Real Estate Investment Trusts - 0.44%
Annaly Capital Management, Inc.	150	1,437

Retail - 3.58%
CVS Health Corp.	30	2,823
Macy's, Inc.	165	6,448
Wal-Mart Stores, Inc.	40	2,354
		11,625
Semiconductors - 3.78%
Intel Corp.	150	5,216
QUALCOMM, Inc.	145	7,075
		12,291
Software - 1.34%
Microsoft Corp.	80	4,348

Telecommunications - 2.78%
AT&T, Inc.	135	4,544
Cisco Systems, Inc.	165	4,495
		9,039

TOTAL COMMON STOCK (Cost $300,518)		309,287

SHORT TERM INVESTMENTS - 5.24%
Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.12%(b) (Cost $17,005)	17,005	17,005

TOTAL INVESTMENTS (Cost $317,523) - 100.47%		$326,292
LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.47%)		(1,529)
NET ASSETS - 100%		$324,763

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Rate shown represents the rate at November 30, 2015, is subject to change and resets daily.
ADR - American Depositary Receipt.

The accompanying notes are an integral part of these schedules of investments.

SNOW FAMILY OF FUNDS
Snow Capital Inflation Advantaged Equities Fund
SCHEDULE OF INVESTMENTS
November 30, 2015 (Unaudited)

COMMON STOCK - 95.57%	Shares	Fair Value

Aerospace & Defense - 2.68%
Triumph Group, Inc.	185	$7,409

Auto Manufacturers - 3.40%
General Motors Co.	260	9,412

Banks - 10.47%
Bank of America Corp.	840	14,641
JPMorgan Chase & Co.	215	14,336
		28,977
Chemicals - 5.80%
LyondellBasell Industries - Class A	85	8,145
Mosaic Co.	250	7,910
		16,055
Food - 3.16%
Tyson Foods, Inc. - Class A	175	8,750

Forest Products & Paper - 3.78%
International Paper Co.	250	10,457

Healthcare - Services - 2.35%
Community Health Systems, Inc. (a)	225	6,512

Insurance- 16.09%
American International Group, Inc.	175	11,127
Hartford Financial Services Group, Inc.	230	10,497
MetLife, Inc.	285	14,561
Voya Financial, Inc.	205	8,344
		44,529
Media - 3.51%
Viacom, Inc. - Class B	195	9,709

Mining - 10.69%
Alcoa, Inc.	770	7,207
Freeport-McMoRan, Inc.	680	5,562
Newmont Mining Corp.	445	8,192
Rio Tinto PLC - ADR	260	8,601
		29,562
Miscellaneous Manufacturing - 6.91%
Crane Co.	155	8,063
Eaton Corp PLC	190	11,050
		19,113
Oil & Gas - 10.28%
BP PLC - ADR	280	9,688
Chesapeake Energy Corp.	1,005	5,296
PBF Energy, Inc. - Class A	185	7,491
Ultra Petroleum Corp	1,490	5,975
		28,450
Packaging & Containers - 2.72%
Owens-Illinois, Inc.	390	7,523

Pharmaceuticals - 6.37%
GlaxoSmithKline PLC - ADR	210	8,507
Teva Pharmaceutical Industries Ltd. - ADR	145	9,125
		17,632

SNOW FAMILY OF FUNDS
Snow Capital Inflation Advantaged Equities Fund
SCHEDULE OF INVESTMENTS
November 30, 2015 (Unaudited)

COMMON STOCK - 95.57% (continued)	Shares	Fair Value

Retail - 5.24%
Macy's, Inc.	175	$6,839
Wal-Mart Stores, Inc.	130	7,649
		14,488
Semiconductors - 2.12%
QUALCOMM, Inc.	120	5,855

TOTAL COMMON STOCK (Cost $292,426)		264,433

SHORT TERM INVESTMENTS - 5.22%
Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.12%(b) (Cost $14,446)	14,446	14,446

TOTAL INVESTMENTS (Cost $306,872) - 100.79%		$278,879
LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.79%)		(2,187)
NET ASSETS - 100%		$276,692

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Rate shown represents the rate at November 30, 2015, is subject to change and resets daily.
ADR - American Depositary Receipt.

The accompanying notes are an integral part of these schedules of investments.

SNOW FAMILY OF FUNDS
Snow Capital Dividend Plus Fund
SCHEDULE OF INVESTMENTS
November 30, 2015 (Unaudited)

COMMON STOCK - 81.79%	Shares	Fair Value

Auto Manufacturers - 2.96%
General Motors Co.	245	$8,869

Banks- 4.12%
JPMorgan Chase & Co.	185	12,336

Chemicals - 4.89%
Axiall Corp.	405	8,440
LyondellBasell Industries - Class A	65	6,228
		14,668
Computers- 7.27%
Hewlett-Packard Co.	495	7,356
HP, Inc.	380	4,765
NetApp, Inc.	315	9,658
		21,779
Cosmetics & Personal Care - 1.74%
Avon Products, Inc.	1,510	5,210

Engineering & Construction - 1.71%
Chicago Bridge & Iron Co.	120	5,130

Forest Products & Paper - 3.00%
International Paper Co.	215	8,994

Hand & Machine Tools - 2.39%
Kennametal, Inc.	245	7,166

Insurance - 10.79%
American International Group, Inc.	180	11,444
Hartford Financial Services Group, Inc.	245	11,182
MetLife, Inc.	190	9,707
		32,333
Internet - 0.49%
Symantec Corp.	75	1,469

Media- 2.08%
Viacom, Inc. - Class B	125	6,224

Mining - 2.65%
Rio Tinto PLC - ADR	240	7,939

Miscellaneous Manufacturing - 7.08%
Crane Co.	145	7,543
Eaton Corp PLC	150	8,724
General Electric Co.	165	4,940
		21,207

SNOW FAMILY OF FUNDS
Snow Capital Dividend Plus Fund
SCHEDULE OF INVESTMENTS
November 30, 2015 (Unaudited)

COMMON STOCK - 81.79% (continued)	Shares	Fair Value

Oil & Gas- 8.02%
BP PLC - ADR	185	$6,401
Chevron Corp.	75	6,849
Devon Energy Corp.	140	6,441
Royal Dutch Shell PLC - ADR	87	4,329
		24,020
Pharmaceuticals - 2.91%
GlaxoSmithKline PLC - ADR	215	8,710

Real Estate Investment Trusts - 2.44%
Chimera Investment Corp.	518	7,299

Retail - 5.95%
Abercrombie & Fitch Co.	455	11,634
Coach, Inc.	195	6,195
		17,829
Savings & Loans - 1.40%
First Niagara Financial Group, Inc.	390	4,204

Semiconductors - 2.20%
Qualcomm, Inc.	135	6,587

Software - 1.72%
Microsoft Corp.	95	5,163

Telecommunications - 2.81%
Verizon Communications, Inc.	185	8,408

Toys, Games & Hobbies - 2.11%
Mattel, Inc.	255	6,339

Transportation - 1.06%
Tidewater, Inc.	335	3,186

TOTAL COMMON STOCK (Cost $262,018)		245,069

PREFERRED STOCK - 11.02%

Banks - 3.36%
Bank of America Corp., 7.25%, Series L	9	10,080

Oil & Gas - 1.33%
Southwestern Energy Co., 6.25%, Series B	165	3,968

Real Estate Investment Trusts - 6.33%
Annaly Capital Management, Inc., 7.625%, Series C	380	9,257
Hatteras Financial Corp., 7.625%, Series A	400	9,720
		18,977

TOTAL PREFERRED STOCK (Cost $37,260)		33,025

SNOW FAMILY OF FUNDS
Snow Capital Dividend Plus Fund
SCHEDULE OF INVESTMENTS
November 30, 2015 (Unaudited)

PARTNERSHIPS - 5.52%	Shares	Fair Value

Diversified Financial Services - 2.21%
AllianceBernstein Holding LP	270	$6,615

Mining - 0.48%
Hi-Crush Partners LP	185	1,434

Pipelines - 2.83%
Boardwalk Pipeline Partners LP	670	8,495

TOTAL PARTNERSHIPS (Cost $22,518)		16,544

SHORT TERM INVESTMENTS - 2.11%
Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.12%(a) (Cost $6,308)	6,308	6,308

TOTAL INVESTMENTS (Cost $328,104) - 100.44%		$300,946
LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.44%)		(1,316)
NET ASSETS - 100%		$299,630

Percentages are stated as a percent of net assets.

(a)	Rate shown represents the rate at November 30, 2015, is subject to change and resets daily.
ADR - American Depositary Receipt.

The accompanying notes are an integral part of these schedules of investments.

SNOW FAMILY OF FUNDS
Snow Capital Mid Cap Value Fund
SCHEDULE OF INVESTMENTS
November 30, 2015 (Unaudited)

COMMON STOCK - 90.41%	Shares	Fair Value

Aerospace & Defense - 4.09%
Spirit AeroSystems Holdings, Inc. - Class A (a)	100	$5,245
Triumph Group, Inc.	190	7,609
		12,854
Auto Parts & Equipment - 2.27%
Johnson Controls, Inc.	155	7,130

Banks - 3.92%
KeyCorp	590	7,735
TCF Financial Corp.	300	4,596
		12,331
Chemicals - 4.85%
Axiall Corp.	200	4,168
Mosaic Co.	350	11,074
		15,242
Computers - 7.67%
Hewlett Packard Enterprise Co.	500	7,430
NCR Corp. (a)	400	10,844
NetApp, Inc.	190	5,825
		24,099
Diversified Financial Services - 2.54%
Ally Financial, Inc. (a)	400	7,984

Electric - 1.74%
Exelon Corp.	200	5,462

Electronics - 2.89%
Avnet, Inc.	200	9,064

Engineering & Construction - 1.36%
Chicago Bridge & Iron Co.	100	4,275

Forest Products & Paper - 3.53%
International Paper Co.	265	11,085

Hand & Machine Tools - 2.98%
Kennametal, Inc.	320	9,360

Healthcare - Services - 3.59%
Community Health Systems, Inc. (a)	390	11,287

Insurance - 7.42%
Genworth Financial, Inc. (a)	445	2,247
Hartford Financial Services Group, Inc.	230	10,497
Voya Financial, Inc.	260	10,582
		23,326
Internet - 2.56%
Symantec Corp.	410	8,028

Machinery - Construction & Mining - 2.12%
Terex Corp.	325	6,656

Machinery - Diversified - 1.92%
AGCO Corp.	120	6,031

SNOW FAMILY OF FUNDS
Snow Capital Mid Cap Value Fund
SCHEDULE OF INVESTMENTS
November 30, 2015 (Unaudited)

COMMON STOCK - 90.41% (continued)	Shares	Fair Value

Media - 3.49%
Viacom, Inc.	220	$10,954

Mining - 1.17%
Newmont Mining Corp.	200	3,682

Miscellaneous Manufacturing - 7.64%
Crane Co.	150	7,803
Eaton Corp PLC	150	8,724
Textron, Inc.	175	7,467
		23,994
Oil & Gas - 6.11%
Devon Energy Corp.	110	5,061
PBF Energy, Inc. - Class A	305	12,349
Southwestern Energy Co.	200	1,802
		19,212
Packaging & Containers - 3.07%
Owens-Illinois, Inc. (a)	500	9,645

Real Estate Investments Trust- 2.43%
Highwoods Properties, Inc.	175	7,623

Retail - 8.09%
Abercrombie & Fitch Co.	350	8,950
Big Lots, Inc.	75	3,374
Kohl's Corp.	50	2,357
Macy's, Inc.	275	10,747
		25,428
Savings & Loans - 1.42%
First Niagara Financial Group, Inc.	415	4,474

Software - 1.54%
Open Text Corp	100	4,845

TOTAL COMMON STOCK (Cost $297,691)		284,071

SHORT TERM INVESTMENTS - 10.33%
Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.12%(b) (Cost $32,449)	32,449	32,449

TOTAL INVESTMENTS (Cost $330,140) - 100.74%		$316,520
LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.74%)		(2,322)
NET ASSETS - 100%		$314,198

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Rate shown represents the rate at November 30, 2015, is subject to change and resets daily.

The accompanying notes are an integral part of these schedules of investments.

Snow Family of Funds

NOTES TO THE SCHEDULES OF INVESTMENTS
November 30, 2015 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Snow Capital Funds (the “Funds”). The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Processes and Structure

The Fund’s Board of Trustees has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The company utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

•
Level 2. Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•
Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

A description of the valuation techniques applied to the company's major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock, preferred stock and Exchange-Traded Funds). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Snow Family of Funds

NOTES TO THE SCHEDULES OF INVESTMENTS
November 30, 2015 (Unaudited)

The following table summarizes the inputs used to value the company's assets and liabilities measured at fair value as of November 30, 2015:

Categories (a)	Level 1	Level 2	Level 3	Total
Focused Value Fund:
Common Stock (b)	$314,708	-	-	$314,708
Short-Term Investments	10,726	-	-	10,726
Total Investments in Securities	325,434	-	-	325,434
Hedged Equity Fund:
Common Stock (b)	521,023	-	-	521,023
Exchange-Traded Funds (b)	46,582	-	-	46,582
Short-Term Investments	27,140	-	-	27,140
Total Investments in Securities	594,745	-	-	594,745
Common Stock – Sold Short (b)	157,532	-	-	157,532
Total Investments in Securities Sold Short	157,532	-	-	157,532
Market Plus Fund:
Common Stock (b)	309,287	-	-	309,287
Short-Term Investments	17,005	-	-	17,005
Total Investments in Securities	326,292	-	-	326,292
Inflation Advantaged Equities Fund:
Common Stock (b)	264,433	-	-	264,433
Short-Term Investments	14,446	-	-	14,446
Total Investments in Securities	278,879	-	-	278,879
Dividend Plus Fund:
Common Stock (b)	245,069	-	-	245,069
Preferred Stock (b)	33,025	-	-	33,025
Partnerships (b)	16,544	-	-	16,544
Short-Term Investments	6,308	-	-	6,308
Total Investments in Securities	300,946	-	-	300,946
Mid Cap Value Fund:
Common Stock (b)	284,071	-	-	284,071
Short-Term Investments	32,449	-	-	32,449
Total Investments in Securities	316,520	-	-	316,520

(a)	As of and during the nine month period ended November 30, 2015, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b)	All common stock, preferred stock and exchange traded funds held in the Funds are Level 1 securities. For a detailed break-out of stocks by industry and exchange traded funds by investment type, please refer to the Schedules of Investments.

There were no transfers into and out of any Level during the nine month period ended November 30, 2015. It is the Funds’ policy to recognize transfers between Levels at the end of the reporting period.

During the nine month period ended November 30, 2015, no securities were fair valued.

Snow Family of Funds

NOTES TO THE SCHEDULES OF INVESTMENTS
November 30, 2015 (Unaudited)

Exchange Traded Funds – A Fund may invest in Exchange Traded Funds (“ETFs”). ETFs are registered investment companies and incur fees and expenses such as operating expenses, licensing fees, registration fees, trustees fees, and marketing expenses, and ETF shareholders, such as a Fund, pay their proportionate share of these expenses. Your cost of investing in a Fund will generally be higher than the cost of investing directly in ETFs. By investing in a Fund, you will indirectly bear fees and expenses charged by the underlying ETFs in which a Fund invests in addition to a Fund's direct fees and expenses.

Short Sales of Securities – A Fund may make short sales, which are transactions in which a Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete a short sale transaction, a Fund will borrow the security from a broker-dealer, which generally involves the payment of a premium and transaction costs. A Fund then sells the borrowed security to a buyer in the market. A Fund will then cover the short position by buying shares in the market either (i) at its discretion; or (ii) when called by the broker-dealer lender. Until the security is replaced, a Fund is required to pay the broker-dealer lender any dividends or interest that accrues during the period of the loan. In addition, the net proceeds of the short sale will be retained by the broker to the extent necessary to meet regulatory or other requirements, until the short position is closed out.

A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which a Fund replaces the borrowed security. A Fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses a Fund may be required to pay in connection with a short sale. When a Fund makes a short sale, a Fund will segregate liquid assets (such as cash, U.S. government securities, or equity securities) on a Fund’s books and/or in a segregated account at a Fund’s custodian in an amount sufficient to cover the current value of the securities to be replaced as well as any dividends, interest and/or transaction costs due to the broker-dealer lender. In determining the amount to be segregated, any securities that have been sold short by a Fund will be marked to market daily. To the extent the market price of the security sold short increases and more assets are required to meet a Fund’s short sale obligations, additional assets will be segregated to ensure adequate coverage of a Fund’s short position obligations.

In addition, a Fund may make short sales “against the box”, i.e., when a Fund sells a security short when a Fund has segregated securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will hold such securities while the short sale is outstanding. A Fund will incur transaction costs, including interest, in connection with opening, maintaining, and closing short sales against the box.

Non-Diversified Funds – The Focused Value Fund and Hedged Equity Fund are non-diversified Funds. Non-diversified Funds may or may not have a diversified portfolio of investments at any given time, and may have large amounts of assets invested in a very small number of companies, industries or securities. Such lack of diversification substantially increases market risks and the risk of loss associated with an investment in these Funds, because the value of each security will have a greater impact on the Funds’ performance and the value of each shareholder’s investment. When the value of a security in a non-diversified fund falls, it may have a greater impact on the Fund than it would have in a diversified fund.

2.	TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at November 30, 2015 were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Focused Value Fund:	$333,020	$27,980	$(35,566)	$(7,586)
Hedged Equity Fund	463,795	27,402	(53,984)	(26,582)
Market Plus Fund	318,111	33,328	(25,147)	8,181
Inflation Advantaged Equities Fund	306,872	23,539	(51,532)	(27,993)
Dividend Plus Fund	328,104	22,292	(49,450)	(27,158)
Mid Cap Value Fund	330,140	26,178	(39,798)	(13,620)

The difference between book basis unrealized appreciation (depreciation) and tax-basis unrealized appreciation (depreciation) for the Hedged Equity Fund and Market Plus Fund is attributable primarily to the tax deferral of losses on wash sales.

STRINGER FUNDS
Stringer Growth Fund
SCHEDULE OF INVESTMENTS
November 30, 2015 (Unaudited)

	Shares	Fair Value

EXCHANGE-TRADED FUNDS – 95.59%

ASSET ALLOCATION FUNDS - 3.90%
SPDR Barclays Convertible Securities ETF	48,297	$2,229,872

EQUITY FUNDS – 91.69%
Consumer Discretionary Select Sector SPDR Fund	34,822	2,812,921
IQ Merger Arbitrage ETF	86,396	2,394,897
iShares MSCI EAFE Minimum Volatility ETF	68,415	4,460,658
iShares MSCI EAFE Value ETF	91,761	4,435,727
iShares MSCI USA Minimum Volatility ETF	134,120	5,615,604
iShares MSCI USA Momentum Factor ETF	91,917	6,764,173
iShares North American Tech ETF	24,881	2,811,553
iShares Residential Real Estate Capped ETF	46,824	2,881,549
iShares US Consumer Goods ETF	25,828	2,806,987
SPDR S&P 400 Mid Cap Value ETF	81,876	6,758,454
Vanguard FTSE All-World ex-US ETF	49,386	2,216,444
Vanguard Value ETF	67,698	5,623,673
Wisdomtree Europe Hedged SmallCap Equity Fund	110,714	2,856,421

TOTAL EXCHANGE-TRADED FUNDS (Cost $54,692,973)		54,668,933

SHORT TERM INVESTMENTS - 4.58%
Federated Government Obligations Fund - Institutional Shares, 0.01% (a) (Cost $2,617,748)	2,617,748	2,617,748

TOTAL INVESTMENTS (Cost $57,310,721) - 100.17%		$57,286,681
LIABILITES IN EXCESS OF OTHER ASSETS, NET - (0.17%)		(96,394)
NET ASSETS - 100%		$57,190,287

Percentages are stated as a percent of net assets.

(a)	Rate shown represents the rate at November 30, 2015, is subject to change and resets daily.

The accompanying notes are an integral part of these schedules of investments.

STRINGER FUNDS
Stringer Moderate Growth Fund
SCHEDULE OF INVESTMENTS
November 30, 2015 (Unaudited)

	Shares	Fair Value

EXCHANGE-TRADED FUNDS - 96.10%

ASSET ALLOCATION FUNDS - 4.91%
SPDR Barclays Convertible Securities ETF	5,505	$254,166

EQUITY FUNDS – 65.77%
Consumer Discretionary Select Sector SPDR Fund	2,698	217,944
IQ Merger Arbitrage ETF	7,372	204,352
iShares MSCI EAFE Minimum Volatility ETF	4,676	304,875
iShares MSCI EAFE Value ETF	4,874	235,609
iShares MSCI USA Minimum Volatility ETF	10,067	421,505
iShares MSCI USA Momentum Factor ETF	5,395	397,018
iShares North American Tech ETF	1,800	203,400
iShares Residential Real Estate Capped ETF	3,259	200,559
PowerShares S&P 500 BuyWrite Portfolio	10,020	212,524
SPDR S&P 400 Mid Cap Value ETF	3,501	288,990
Vanguard FTSE All-World ex-US ETF	3,280	147,207
Vanguard Value ETF	4,404	365,840
Wisdomtree Europe Hedged SmallCap Equity Fund	8,010	206,658
		3,406,481
DEBT FUNDS – 25.42%
First Trust Preferred Securities and Income ETF	10,685	203,175
PowerShares Fundamental Investment Grade Corporate Bond Portfolio	8,293	208,652
SPDR Doubleline Total Return Tactical ETF	5,975	293,373
Vanguard Total Bond Market ETF	7,525	611,783
		1,316,983

TOTAL EXCHANGE-TRADED FUNDS (Cost $5,002,199)		4,977,630

SHORT TERM INVESTMENTS - 2.37%
Federated Government Obligations Fund - Institutional Shares, 0.01% (a) (Cost $122,682)	122,682	122,682

TOTAL INVESTMENTS (Cost $5,124,881) - 98.47%		$5,100,312
OTHER ASSETS IN EXCESS OF LIABILITES, NET - 1.53%		79,209
NET ASSETS - 100%		$5,179,521

Percentages are stated as a percent of net assets.

(a)	Rate shown represents the rate at November 30, 2015, is subject to change and resets daily.

The accompanying notes are an integral part of these schedules of investments.

Stringer Funds

NOTES TO THE SCHEDULES OF INVESTMENTS
November 30, 2015 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Stringer Growth Fund (the “Growth Fund”) and the Stringer Moderate Growth Fund (“Moderate Growth Fund”), collectively (the “Funds”). The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Processes and Structure

The Funds’ Board of Trustees has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.
•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
•	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock and ETFs) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as Level 1.

Stringer Funds

NOTES TO THE SCHEDULES OF INVESTMENTS
November 30, 2015 (Unaudited)

The following table summarizes the inputs used to value the Funds’ assets and liabilities measured at fair value as of November 30, 2015.

Growth Fund
Financial Instruments - Assets		Level 2
		(Other Significant
Security Classification (1)	Level 1 (Quoted Prices)	Observable Inputs)	Totals
Exchange Traded Funds (2)	$54,668,933	$-	$54,668,933
Money Market Funds	2,617,748	-	2,617,748
Totals	$57,286,681	$-	$57,286,681

Moderate Growth Fund
Financial Instruments - Assets		Level 2
		(Other Significant
Security Classification (1)	Level 1 (Quoted Prices)	Observable Inputs)	Totals
Exchange Traded Funds (2)	$4,977,630	$-	$4,977,630
Money Market Funds	122,682	-	122,682
Totals	$5,100,312	$-	$5,100,312

(1)	As of and during the nine month period ended November 30, 2015, the Growth Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). As of and during the period since inception from March 31, 2015 through November 30, 2015, the Moderate Growth Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)	All ETFs held in the Funds are Level 1 securities. For a detailed break-out of ETFs by investment type, please refer to the Schedules of Investments.

There were no transfers into and out of any Level during the nine month period ended November 30, 2015 for the Growth Fund or during the period since inception from March 31, 2015 through November 30, 2015 for the Moderate Growth Fund.  It is the Funds’ policy to recognize transfers between Levels at the end of the reporting period.

During the nine month period ended November 30, 2015, no securities were fair valued.

Exchange Traded Funds – The Funds may invest in Exchange Traded Funds (“ETFs”). ETFs are registered investment companies and incur fees and expenses such as operating expenses, licensing fees, registration fees, trustees fees, and marketing expenses, and ETF shareholders, such as the Funds, pay their proportionate share of these expenses. Your cost of investing in the Funds will generally be higher than the cost of investing directly in ETFs. By investing in the Funds, you will indirectly bear fees and expenses charged by the underlying ETFs in which the Funds invest in addition to the Funds’ direct fees and expenses.

Non-Diversified Funds – The Funds are non-diversified Funds. Non-diversified Funds may or may not have a diversified portfolio of investments at any given time, and may have large amounts of assets invested in a very small number of companies, industries or securities. Such lack of diversification substantially increases market risks and the risk of loss associated with an investment in the Funds, because the value of each security will have a greater impact on the Funds’ performance and the value of each shareholder’s investment. When the value of a security in a non-diversified fund falls, it may have a greater impact on the Funds than it would have in a diversified fund.

Stringer Funds

NOTES TO THE SCHEDULES OF INVESTMENTS
November 30, 2015 (Unaudited)

TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at November 30, 2015 were as follows:

Fund	Cost	Gross Appreciation	Gross Depreciation	Net Appreciation
Growth Fund	$57,310,721	$1,046,232	$(1,070,272)	$(24,040)
Moderate Growth Fund	5,125,308	64,859	(89,855)	(24,996)

The difference between book basis unrealized depreciation and tax-basis unrealized depreciation for the Moderate Growth Fund is attributable primarily to the tax deferral of losses on wash sales.

Item 2.	Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) 360 Funds

By:	/s/ Randy Linscott
Name:	Randy Linscott
Title:	President
Date:	January 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Linscott
Name:	Randy Linscott
Title:	President
Date:	January 29, 2016

By:	/s/ Larry E. Beaver, Jr.
Name:	Larry E. Beaver, Jr.
Title:	Principal Financial Officer
Date:	January 29, 2016